Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 7,173.2	$ 5,160.3	$ 3,163.6
Tax at statutory federal rate	1,506.4	1,083.7	664.4
Tax Adjustments, Settlements, and Unusual Provisions	0.0	163.2	0.0
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	(5.4)	(43.9)	(76.3)
Stock-based compensation	(22.7)	(25.9)	(25.1)
Tax-deductible dividends	(25.1)	(14.6)	(14.6)
Tax-preferenced investment income	(15.2)	(14.0)	(15.6)
Nondeductible compensation expense	6.4	8.1	(0.2)
State income taxes, net of federal taxes	29.3	24.0	12.2
Other items, net	(5.1)	(0.3)	(2.2)
Provision for income taxes	$ 1,468.6	$ 1,180.3	$ 542.6
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at statutory federal rate	21.00%	21.00%	21.00%
Tax adjustments, settlements, and unusual provisions, percentage	0.00%	3.00%	0.00%
Tax credits	0.00%	(1.00%)	(2.00%)
Stock-based compensation	(1.00%)	(1.00%)	(1.00%)
Tax-deductible dividends	(1.00%)	0.00%	0.00%
Tax-preferenced investment income	0.00%	0.00%	(1.00%)
Nondeductible compensation expense	0.00%	0.00%	0.00%
State income taxes, net of federal taxes	1.00%	1.00%	0.00%
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	20.00%	23.00%	17.00%